Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Share-based compensation expenses	¥ 7,548	¥ 9,134	¥ 4,156
Cost of revenues
Share-based compensation
Share-based compensation expenses	143	102	98
Fulfillment
Share-based compensation
Share-based compensation expenses	930	882	646
Marketing
Share-based compensation
Share-based compensation expenses	631	586	347
Research and development
Share-based compensation
Share-based compensation expenses	1,557	1,781	1,400
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 4,287	¥ 5,783	¥ 1,665